Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Indefinite-lived and definite-lived intangible assets, net consists of the following:

	As of December 31, 2022	As of December 31, 2021
Indefinite-lived intangible assets:
Trademarks and domains	$13,882	$13,882
Definite-lived intangible assets:
Trademarks and domains	31,084	28,796
Developed technology	135,318	101,666
Licenses	2,418	4,916
Customer relationships	34,685	33,311
Total intangible assets	$217,387	$182,571
Accumulated amortization (1)	(125,887)	(95,956)
Impairment charges	—	(892)
Total intangible assets, net	$91,500	$85,723
(1)Accumulated amortization as of December 31, 2022 comprised of $97,615, $1,741, $12,465 and $14,066 for developed technology, licenses, customer relationships and trademarks, respectively. Accumulated amortization as of December 31, 2021 comprised of $69,225, $4,229, $7,130 and $15,372 for developed technology, licenses, customer relationships and trademarks, respectively.

Summary of Finite-Lived Intangible Assets
The changes in the balance of intangible assets, net as of December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	$85,723	$96,495
Additions	26,372	18,823
Acquisitions (Note 4)	7,868	—
Amortization	(28,985)	(27,288)
Impairment charges	—	(892)
Foreign currency translation adjustment	522	(1,415)
Balance, end of year	$91,500	$85,723

Summary of Amortization Expense of Intangible Assets
Amortization expense for the years ended December 31, 2022, 2021 and 2020 was classified as follows:

	For the year ended December 31
	2022	2021	2020
Technology and product development	$18,825	$18,610	$17,190
General and administrative	8,574	7,044	3,753
Selling and marketing	1,586	1,634	756
Total amortization expense	$28,985	$27,288	$21,699

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2022, assuming no subsequent impairment of the underlying assets, is as follows:

Year	Amount
2023	$20,857
2024	17,707
2025	13,860
2026	6,600
2027	5,346
2028 and thereafter	13,248
Total	$77,618